UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

September 1, 2024 to September 30, 2024

Commission File Number of issuing entity: 333-261801-09

CIK number of issuing entity: 0002033569

GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-261801

CIK number of depositor: 0001631055

GMF LEASING LLC

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of person to contact in connection with this filing)

Delaware	99-6777524
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒
Class A-2-A	☐	☐	☒
Class A-2-B	☐	☐	☒
Class A-3	☐	☐	☒
Class A-4	☐	☐	☒
Class B	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes  ☒     No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was October 18, 2024.

No assets securitized by AmeriCredit Financial Services, Inc. d/b/a GM Financial (the “Securitizer”) and held by GM Financial Automobile Leasing Trust 2024-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from September 1, 2024 to September 30, 2024.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2024.

Item 1A. – Asset-Level Information.

The response to Item 1A is set forth in Exhibit 102.1, Exhibit 102.2, Exhibit 103.1, and Exhibit 103.2 each of which is incorporated by reference into this Form 10-D as described in Item 10.

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

None

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – [Reserved]

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1	Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

102.1	Asset Data File, dated as of September 17, 2024 for the reporting period August 1, 2024 to August 31, 2024 (See Exhibit 102.1 to Form ABS–EE filed by GM Financial Automobile Leasing Trust 2024-3 with the SEC on September 17, 2024, which is incorporated by reference herein).

102.2	Asset Data File, dated as of October 28, 2024 for the reporting period September 1, 2024 to September 30, 2024 (See Exhibit 102.1 to Form ABS–EE filed by GM Financial Automobile Leasing Trust 2024-3 with the SEC on October 28, 2024, which is incorporated by reference herein).

103.1	Asset Related Document, dated as of September 17, 2024 for the reporting period August 1, 2024 to August 31, 2024 (See Exhibit 103.1 to Form ABS-EE filed by GM Financial Automobile Leasing Trust 2024-3 with the SEC on September 17, 2024, which is incorporated by reference herein).

103.2	Asset Related Document, dated as of October 28, 2024 for the reporting period September 1, 2024 to September 30, 2024 (See Exhibit 103.1 to Form ABS-EE filed by GM Financial Automobile Leasing Trust 2024-3 with the SEC on October 28, 2024, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GM FINANCIAL AUTOMOBILE LEASING TRUST 2024-3

(Issuing Entity)

Dated: October 31, 2024

By: AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting